Significant Accounting Policies Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 22, 2012	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation	$ 0	$ 0	$ 59
Significant Vendor, percentage	67.00%	68.00%
Capitalized Software Development Costs for Software Sold to Customers	807	1,121	1,334
Significant Vendor	3,209	7
Cash and Cash Equivalents	9,736	22,924	25,204		25,204	21,975
Unbilled Receivables, Current	2,481	4,512
Investment securities	0	13,567		13,898
Sales of investment securities	54,601	49,240	126,334
Capitalized Computer Software, Additions	2,927	2,798	2,820
Capitalized Computer Software, Amortization	(2,839)	(2,745)	(2,741)
Capitalized Computer Software, Net	2,881	2,793
Advertising Expense	2,690	1,728	1,713
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | US Treasury Securities [Member]
Fair Value, Recurring Basis, Asset, Purchases	41,034	49,248
Fair Value, Recurring Basis, Asset, Sales	$ 54,601	$ 49,240
3570 Computer and office Equipment [Member]
Property, Plant and Equipment, Useful Life, Average	3
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life, Average	5
Vehicles [Member]
Property, Plant and Equipment, Useful Life, Average	4
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life, Average	7
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life, Average	2